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                                                            SPDR(R) Series Trust
                                                              One Lincoln Street
                                                                Boston, MA 02111

November 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  File Room

RE:   SPDR Series Trust ("Registrant")
      File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 44 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2009, effective October 31, 2009.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M. Louvar
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Ryan M. Louvar
Secretary

cc:   W. John McGuire, Esq.